Significant accounting judgments, estimates and assumptions	12 Months Ended
Mar. 31, 2022
Disclosure Of Accounting Judgements And Estimates [Abstract]
Significant accounting judgments, estimates and assumptions
58.
Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

In the process of applying the accounting policies management has made certain judgments, estimates and assumptions. The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond control of the Group. Such changes are reflected in assumptions when they occur.

Estimates and assumptions

a)
Capitalisation of internal costs

The Group capitalises certain internal costs incurred in connection with development of its wind and solar power Projects as eligible cost of property, plant and equipment as per IAS 16. The capitalisation of these costs during the construction period (including internal Employee benefit costs and other common expenses) begins when development efforts commence and ends when the asset is ready for its intended use. These expenses are allocated to all the wind and solar power projects of the Group in the form of 'Management Shared Services'. Allocation of cost to the entities involves various estimates including retention for costs of management of investments in subsidiaries, allocation of cost for projects under construction vis-a-vis operating projects, profit mark-up which are assessed through an external expert. The capitalisation of internal costs increases construction in progress recognized during development of the related project asset and depreciated over its estimated useful life. The Group capitalised such internal costs amounting to INR 2,776 during the year ended March 31, 2022 (March 31, 2021: INR 1,649, March 31, 2020: INR 1,713)

b)
Impairment of goodwill

The key assumptions used to determine the recoverable amount for the different CGUs are disclosed and further explained in Note 6.

c)
Provision for expected credit losses of trade receivables

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns (i.e., by geography, product type, customer type and rating etc.).

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analysed. The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables is disclosed in Note 8.